Fixed deposits with financial institutions (Details Narrative) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fixed deposits	$ 718,935	$ 681,313
Average effective tax rate	2.80%	2.40%